10-Q Abacus Settlements LLC - INTERIM UNAUDITED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Total revenues	$ 21,487,184		$ 10,273,389			$ 66,401,451		$ 44,713,552
Total cost of revenue	2,720,897		489,550			6,490,377		5,884,669
Total gross profit	18,766,287		9,783,839			59,911,074		38,828,883
OPERATING EXPENSES:
General and administrative expenses	11,353,499		696,892			26,482,571		1,426,865
Depreciation	1,682,054		1,043			3,409,928		4,282
Total operating expenses	16,513,158		2,255,152			35,785,192		5,163,629
Operating Income	2,253,129		7,528,687			24,125,882		33,665,254
OTHER INCOME (EXPENSE):
Interest income	421,426		7,457			594,764		1,474
Interest (expense)	(3,670,445)		(357,383)			(9,866,821)		(42,798)
Total other income (expense)	(2,355,087)		(560,358)			(13,622,860)		(388,337)
Net income before provision for income taxes	(101,958)		6,968,329			10,503,022		33,276,917
Income tax provision	1,173,513		(656,467)			1,468,535		889,943
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,348,745)		$ 8,085,503			$ 9,516,626		$ 31,682,275
WEIGHTED-AVERAGE UNITS USED IN COMPUTING NET INCOME (LOSS) PER UNIT:
Weighted-average common shares outstanding for basic earnings per share (in shares)	63,027,246	[1]	50,369,350	[1]		56,951,414	[2]	50,369,350	[2]
Weighted-average common shares outstanding for diluted (loss) earnings per share (in shares)	63,027,246	[1]	50,369,350	[1]		57,767,898	[2]	50,369,350	[2]
NET INCOME/(LOSS) PER UNIT:
Basic earnings per share (in dollars per share)	$ (0.02)		$ 0.16			$ 0.17		$ 0.63
Diluted earnings per share (in dollars per share)	$ (0.02)		$ 0.16			$ 0.16		$ 0.63
Nonrelated Party
Total cost of revenue	$ 2,720,212		$ 489,550			$ 6,390,921		$ 5,884,669
Related Party
Total cost of revenue	$ 685		0			$ 99,456		0
Abacus Settlements, LLC
Origination revenue			6,299,986		$ 13,184,676			25,203,463
Total revenues			6,299,986		13,184,676			25,203,463
Total cost of revenue			4,395,323		9,293,303			16,561,005
Total gross profit			1,904,663		3,891,373			8,642,458
OPERATING EXPENSES:
General and administrative expenses			2,551,003		4,848,580			8,674,425
Depreciation			3,036		5,597			12,165
Total operating expenses			2,554,039		4,854,177			8,686,590
Operating Income			(649,376)		(962,804)			(44,132)
OTHER INCOME (EXPENSE):
Interest income			724		1,917			2,199
Interest (expense)			(5,862)		(11,725)			(8,817)
Total other income (expense)			(5,138)		(9,808)			(6,345)
Net income before provision for income taxes			(654,514)		(972,612)			(50,477)
Income tax provision			2,289		2,289			2,018
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS			$ (656,803)		$ (974,901)			$ (52,495)
WEIGHTED-AVERAGE UNITS USED IN COMPUTING NET INCOME (LOSS) PER UNIT:
Weighted-average common shares outstanding for basic earnings per share (in shares)			400		400			400
Weighted-average common shares outstanding for diluted (loss) earnings per share (in shares)					400			400
NET INCOME/(LOSS) PER UNIT:
Basic earnings per share (in dollars per share)			$ (1,642.01)		$ (2,437.25)			$ (131.24)
Diluted earnings per share (in dollars per share)					$ (2,437.25)			$ (131.24)
Abacus Settlements, LLC | Nonrelated Party
Origination revenue			$ 1,563,650		$ 3,252,738			$ 7,050,007
Total cost of revenue			1,229,616		2,734,949			5,538,470
Abacus Settlements, LLC | Related Party
Origination revenue			4,736,336		9,931,938			18,153,456
Total cost of revenue			$ 3,165,707		$ 6,558,354			$ 11,022,535

[1]	The 2023 number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.
[2]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.